Financial Risk Management - Changes in lease liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in lease liabilities
Current	€ 601	€ 279	€ 298
Non-current	392		209
Lease liabilities
Changes in lease liabilities
Beginning balance	279	507	792
Acquisition of subsidiaries	1,299
Exchange differences	(16)
Cash paid for lease obligations	(569)	(228)	(285)
Ending balance	993	279	507
Current	392		209
Non-current	€ 601	€ 279	€ 298